UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582 Expires: March 31, 2012 Estimated average burden hours per response........9.6

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-06281

Liquid Institutional Reserves
(Exact name of registrant as specified in charter)

51 West 52nd Street New York, New York	10019-6114
(Address of principal executive offices)	(Zip code)

Eric Sanders UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, New York 10019-6114

Registrant’s telephone number, including area code: 212.882.5000

Date of fiscal year end:	4/30

Date of reporting period:	7/1/2008 – 6/30/2009

Item 1. Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

CLOSED PRIOR TO 6/30/04

ICA File Number:  811-06281

Liquid Institutional Reserves

51 West 52nd Street

New York, New York 10019-6114

212-882-5000

Eric Sanders

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York 10019-6114

Fiscal year end: 4/30

Reporting Period: 07/01/2008 - 06/30/2009

===================LIR Money Market Fund========================

Did not vote any securities during the reporting period

===================LIR Treasury Securities Fund=====================

Did not vote any securities during the reporting period

===================LIR Government Securities Fund===================

Did not vote any securities during the reporting period

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Liquid Institutional Reserves

Kai Sotorp *

President

Liquid Institutional Reserves

Head - Americas

UBS Global Asset Management (Americas) Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Liquid Institutional Reserves

By (Signature and Title)*	/s/ Kai R. Sotorp*,
Kai R. Sotorp
President

*(Signature affixed by Joseph Allessie by Power of Attorney effective June 30, 2009 and filed herewith).

Date	July 29, 2009

*Print the name and title of each signing officer under his or her signature.

UBS Cashfund Inc.

UBS Index Trust

UBS Investment Trust

UBS Money Series

UBS Master Trust

UBS Managed Municipal Trust

UBS Master Series, Inc.

UBS Municipal Money Market Series

UBS RMA Money Fund, Inc.

UBS RMA Tax-Free Fund, Inc.

UBS Series Trust

UBS PACE Select Advisors Trust

Master Trust

Liquid Institutional Reserves

Global High Income Fund Inc.

Insured Municipal Income Fund Inc.

Investment Grade Municipal Income Fund Inc.

Managed High Yield Plus Fund Inc.

Strategic Global Income Fund, Inc.

The UBS Funds

SMA Relationship Trust

Fort Dearborn Income Securities Inc.

UBS Relationship Funds

Power of Attorney

Kai R. Sotorp, whose signature appears below, does hereby constitute and appoint Joseph Allessie, Keith Weller, Tammie Lee and Eric Sanders, each an officer of the above named investment companies (each hereafter the “Company”) individually with power of substitution or resubstitution, his true  and lawful attorney-in-fact and agent (“Attorney-in-Fact”) with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Company’s proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Company any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Company and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Company.

Effective Date:

June 30, 2009

By:	/s/ Kai R. Sotorp
Kai R. Sotorp